Investments in Subsidiaries - Summarized Financial Information Including Goodwill On Acquisition And Consolidation Adjustment But Before Intercompany Eliminations Of Subsidiaries With Material Non Controlling Interests (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2020 CNY (¥)
Summarized statement of financial position
Current assets	¥ 19,163,855		¥ 17,096,555		$ 2,697,767
Current liabilities	(12,058,582)		(11,223,420)		(1,697,530)
Non-current liabilities	(1,523,411)		(1,079,072)		(214,457)
Total equity	12,175,625		11,835,064	¥ 11,615,344	1,714,008	¥ 11,832,710
Attributable to NCI	2,949,097		2,826,118		415,155
Summarized statement of comprehensive income
Revenue	18,046,349	$ 2,540,451	16,030,636	21,265,930
Profit after tax	422,856	59,527	335,661	407,894
Total comprehensive income for the year	454,874	64,034	424,778	435,099
Attributable to NCI	144,491	20,340	132,409	141,859
Summarized statement of cash flows
Operating	1,226,038	172,595	(119,419)	504,556
Investing	(113,256)	(15,944)	(133,048)	(738,848)
Financing	(33,742)	(4,750)	(140,365)	(838,563)
Guangxi Yuchai Machinery Company Limited [member]
Summarized statement of financial position
Current assets	18,073,115		16,070,488		2,544,219
Non-current assets, excluding goodwill	6,293,318		6,737,117		885,934
Goodwill	212,636		212,636		29,934
Current liabilities	(12,029,500)		(11,204,417)		(1,693,437)
Non-current liabilities	(1,457,329)		(1,016,521)		(205,154)
Net assets	11,092,240		10,799,303		1,561,496
Total equity	11,092,240		10,799,303		1,561,496
Attributable to NCI	2,741,359		2,627,354	2,574,669	$ 385,911
Summarized statement of comprehensive income
Revenue	18,015,280	2,536,077	15,998,041	21,254,134
Profit after tax	431,697	60,772	355,140	443,499
Total comprehensive income for the year	442,666	62,316	355,936	506,769
Attributable to NCI	135,173	19,029	114,700	153,500
Summarized statement of cash flows
Operating	1,261,921	177,645	(82,444)	588,727
Investing	23,243	3,272	(221,126)	(674,686)
Financing	(67,590)	(9,515)	(181,072)	(1,002,764)
Net increase in cash and cash equivalents	¥ 1,217,574	$ 171,402	¥ (484,642)	¥ (1,088,723)